Derivatives - Schedule of Notional Amount of Purchased Credit Derivatives (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	R$ (10,444)	R$ (6,853)
Notional amount of credit protection purchased with identical underlying amount	2,295	1,471
Net position	(8,149)	(5,382)
Credit default swaps [member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(6,283)	(6,853)
Notional amount of credit protection purchased with identical underlying amount	2,295	1,471
Net position	(3,988)	R$ (5,382)
Total return swap [Member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(4,161)
Net position	R$ (4,161)